NOTE PAYABLE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Note Payable [Member]
Issue Date	7/31/2012
Expiry date	7/31/2013
Amount of Loan	$ 21,500	$ 21,500
Interest rate	10.00%	10.00%
Note Payable One [Member]
Issue Date	7/14/2016	7/31/2012
Expiry date	7/14/2017	7/31/2013
Amount of Loan	$ 50,000	$ 70,000
Interest rate	8.00%	8.00%
Note Payable Two [Member]
Issue Date	7/5/2016	7/14/2016
Expiry date	7/14/2017	7/14/2017
Amount of Loan	$ 50,000	$ 50,000
Interest rate	8.00%	8.00%
Total Note Payable [Member]
Issue Date		7/5/2016
Expiry date		7/14/2017
Amount of Loan	$ 121,500	$ 141,500